Equity (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Classes Of Share Capital Text Block Abstract
Schedule of ordinary share capital
	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	June 30, 2022		December 31, 2021
Ordinary shares of no-par value	75,000,000	30,447,035	75,000,000	30,000,339